CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks	$ 56,006	$ 53,295
Interest bearing deposits	62,699	12,009
Cash and Cash Equivalents	118,705	65,304
Interest bearing deposits - time	0	350
Securities available for sale	1,072,159	518,400
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	18,427	18,359
Loans held for sale, carried at fair value	92,434	69,800
Loans
Loans	2,733,678	2,725,023
Allowance for loan losses	(35,429)	(26,148)
Net Loans	2,698,249	2,698,875
Other real estate and repossessed assets, net	766	1,865
Property and equipment, net	36,127	38,411
Bank-owned life insurance	55,180	55,710
Capitalized mortgage loan servicing rights, carried at fair value	16,904	19,171
Other intangibles	4,306	5,326
Goodwill	28,300	28,300
Accrued income and other assets	62,456	44,823
Total Assets	4,204,013	3,564,694
Deposits
Non-interest bearing	1,153,473	852,076
Savings and interest-bearing checking	1,526,465	1,186,745
Reciprocal	556,185	431,027
Time	287,402	376,877
Brokered time	113,830	190,002
Total Deposits	3,637,355	3,036,727
Other borrowings	30,012	88,646
Subordinated debt	39,281	0
Subordinated debentures	39,524	39,456
Accrued expenses and other liabilities	68,319	49,696
Total Liabilities	3,814,491	3,214,525
Commitments and contingent liabilities
Shareholders' Equity
Preferred stock, no par value, 200,000 shares authorized; none issued or outstanding	0	0
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 21,853,800 shares at December 31, 2020 and 22,481,643 shares at December 31, 2019	339,353	352,344
Retained earnings	40,145	1,611
Accumulated other comprehensive income (loss)	10,024	(3,786)
Total Shareholders' Equity	389,522	350,169
Total Liabilities and Shareholders' Equity	4,204,013	3,564,694
Commercial [Member]
Loans
Loans	1,242,415	1,166,695
Allowance for loan losses	(7,401)	(7,922)
Mortgage [Member]
Loans
Loans	1,015,926	1,098,911
Allowance for loan losses	(6,998)	(8,216)
Installment [Member]
Loans
Loans	475,337	459,417
Allowance for loan losses	$ (1,112)	$ (1,283)